SEC FILE NUMBER 000-30842
CUSIP NUMBER 00208B105(1)

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☒ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: April 30, 2009

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

    ASAT Holdings Limited

Full Name of Registrant

    N.A.

Former Name if Applicable

    Unit 1403-6, 14/F Texaco Centre. 138 Texaco Road.

Address of Principal Executive Office (Street and Number)

     Tsuen Wan. N.T. Hong Kong.

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

ASAT Holdings Limited (the “Company”) has been unable to complete its annual report on Form 20-F for the fiscal year ended April 30, 2009 (the “2009 20-F”) within the prescribed time without unreasonable effort or expense. The delays are a result of:

(i) management’s efforts to effect a scheme of arrangement to restructure certain of the Company’s and its subsidiaries’ indebtedness under section 86 of the Companies Law of the Cayman Islands, which scheme adopted a different strategic direction in September 2009; and

(ii) the subsequent initiation of a formal process to seek strategic alternatives to the scheme of arrangement, which could include the sale of the Company or one or more of its subsidiaries.

The Company has suffered recurring losses from operations and is in breach of certain covenants of its 9.25% Senior Notes due 2011 (the “Senior Notes”) issued through its indirect wholly-owned subsidiary New ASAT (Finance) Limited and the Purchase Money Loan Agreement (“PMLA”) with certain lenders to the Company. In order to improve the Company’s financial situation, the Company was originally seeking to implement a restructuring of its Senior Notes together with its other obligations including the PMLA and redeemable convertible preferred shares through a creditor scheme of arrangement in the Cayman Islands courts. Management had anticipated that successful completion of the scheme of arrangement would have resulted in reclassification of a substantial portion of its short-term debt to long-term debt and had prepared its 2009 financial statements as well as subsequent events disclosure on such basis. The Company believed that completion of this restructuring plan and renewal of its loan facilities extended by the PRC banks would allow the Company to continue as a going concern.

In September 2009, the Company expanded the restructuring plan to incorporate strategic alternatives, including a possible sale of the whole Company or a partial sale or other form of financing. The Company has hired Macquarie Capital Partners to conduct the exercise, and several potential investors are currently engaged in the process of due diligence.

As a result of these several changes in strategic financial direction of the Company, the Company has until now been unable to finalize the basis on which the financial statements of the Company should be prepared. The preparation of the 2009 20-F is now underway, and the Company estimates at this time that this work will be completed and the 2009 20-F will be filed in January, 2010.

(Attach extra Sheets if Needed)

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Kei Hong Chua	(86) 769 8564 7888
(Name)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). Yes ☒ No ☐

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes ☒ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Based on the financial statements of the Company, net operating revenue for the year ended April 30, 2009 was $143.4 million, representing a 8.7% decrease over net operating revenue of $ 155.9 million for the year ended April 30, 2008. Net loss in the year ended April 30.

    ASAT Holdings Limited

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:	November 26, 2009	By	/s/ Henry Montgomery
Henry Montgomery Chairman

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

SEC 1344 (05-06)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5. Electronic Filers: This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (§232.201 or §232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (§232.13(b) of this chapter).

6. Interactive data submissions. This form shall not be used by electronic filers with respect to the submission or posting of an Interactive Data File (§232.11 of this chapter). Electronic filers unable to submit or post an Interactive Data File within the time period prescribed should comply with either Rule 201 or 202 of Regulation S-T (§232.201 and §232.202 of this chapter).